Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2020				$ 592,387	$ 36,565	$ 628,952
Balance, shares at Dec. 31, 2020
Net income (loss)				(3,169,525)		(3,169,525)
Foreign currency translation, net tax					154,333	154,333
Share issuance for cash		$ 436	1,089,564			1,090,000
Issue of shares, shares		436,000
Share issuance for acquisition of subsidiary		$ 40,000	(40,000)
Shares issued to acquire subsidiary, shares		40,000,000
Share issuance for incentive plan		$ 96	239,654			239,750
Share issuance for incentive plan, shares		95,900
Share issuance for debt conversion		$ 445	1,110,950			1,111,395
Share issuance for debt conversion, shares		444,558
Forgeign currency translation, net tax						154,333
Balance at Dec. 31, 2021		$ 40,977	2,400,168	(2,577,138)	190,898	54,905
Balance, shares at Dec. 31, 2021		40,976,458
Net income (loss)				(287,710)		(287,710)
Foreign currency translation, net tax					(22,754)	(22,754)
Forgeign currency translation, net tax						(22,754)
Balance at Sep. 30, 2022		$ 40,977	2,400,168	(2,864,848)	168,144	(255,559)
Balance, shares at Sep. 30, 2022		40,976,458
Balance at Dec. 31, 2021		$ 40,977	2,400,168	(2,577,138)	190,898	54,905
Balance, shares at Dec. 31, 2021		40,976,458
Net income (loss)				757,381		757,381
Forgeign currency translation, net tax					11,585	11,585
Balance at Dec. 31, 2022		$ 40,977	2,400,168	(1,819,757)	202,483	823,871
Balance, shares at Dec. 31, 2022		40,976,458
Net income (loss)				(591,529)		(591,529)
Foreign currency translation, net tax					(193,680)	(193,680)
Share issuance for cash		$ 133	398,867			399,000
Issue of shares, shares		133,000
Forgeign currency translation, net tax						(193,680)
Balance at Sep. 30, 2023		$ 41,110	$ 2,799,035	$ (2,411,286)	$ 8,803	$ 437,662
Balance, shares at Sep. 30, 2023		41,109,458